Events after the balance sheet date	6 Months Ended
Jun. 30, 2022
Events After Reporting Period [Abstract]
Events after the balance sheet date

13	Events after the balance sheet date

In its assessment of events after the balance sheet date, the group has considered and concluded that no material events have occurred resulting in adjustments to the financial statements.